Financial Risk Factors and Risk Management - Contractual Maturities of Non-Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK FACTORS
Trade payables	€ (1,022)	€ (1,496)
Bonds	(6,780)	(8,155)
Private placements	(388)	(405)
Loans	0	(1,456)
Commercial paper	0	(930)
Lease liabilities	(1,621)	(2,140)
Other financial liabilities	(263)	(422)
Total of non-derivative financial liabilities	(10,075)	(15,002)
Financial guarantees	0	0
Due 2024
FINANCIAL RISK FACTORS
Trade payables	(1,022)	(1,496)
Bonds	(941)	(1,690)
Private placements	(305)	(14)
Loans	0	(1,479)
Commercial paper	0	(932)
Lease liabilities	(350)	(398)
Other financial liabilities	(34)	(307)
Total of non-derivative financial liabilities	(2,652)	(6,316)
Financial guarantees	(19)	0
2025
FINANCIAL RISK FACTORS
Trade payables	0	0
Bonds	(952)	(941)
Private placements	(3)	(316)
Loans	0	0
Commercial paper	0	0
Lease liabilities	(260)	(317)
Other financial liabilities	(30)	(31)
Total of non-derivative financial liabilities	(1,245)	(1,605)
Financial guarantees	(19)	0
2026
FINANCIAL RISK FACTORS
Trade payables	0	0
Bonds	(1,161)	(962)
Private placements	(3)	(3)
Loans	0	0
Commercial paper	0	0
Lease liabilities	(204)	(257)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(1,368)	(1,222)
Financial guarantees	(19)	0
2027
FINANCIAL RISK FACTORS
Trade payables	0	0
Bonds	(1,045)	(1,162)
Private placements	(94)	(3)
Loans	0	0
Commercial paper	0	0
Lease liabilities	(159)	(228)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(1,298)	(1,393)
Financial guarantees	(19)	0
2028
FINANCIAL RISK FACTORS
Trade payables	0	0
Bonds	(1,033)	(1,045)
Private placements	0	(97)
Loans	0	0
Commercial paper	0	0
Lease liabilities	(127)	(188)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(1,160)	(1,330)
Financial guarantees	(19)	0
Due thereafter
FINANCIAL RISK FACTORS
Trade payables	0	0
Bonds	(2,604)	(3,636)
Private placements	0	0
Loans	0	0
Commercial paper	0	0
Lease liabilities	(804)	(1,071)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(3,408)	(4,707)
Financial guarantees	€ (309)	€ 0